14. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
NOTE 14. SUBSEQUENT EVENTS

On July 18, 2012, the Company granted to Mr. Mark L. Baum, in connection with his services as the Chief Executive Officer, 800,000 restricted stock units “(RSUs”) outside of the Plan, pursuant to a Stand-alone Restricted Stock Unit Agreement.  The RSUs are subject to certain performance-based vesting criteria, such that 200,000 RSUs will vest upon the satisfaction of each of the following events:  (i) successful completion of a financing that results in aggregate cash proceeds to the Company of at least $5,000,000 at any time following the effective date of the grant; (ii) the Company meets the primary endpoints of its Phase 3 clinical studies for its drug candidate, Impracor; (iii) the Company submits a New Drug Application for Impracor to the U.S. Food and Drug Administration; and (iv) the Company enters into a definitive license, collaboration or similar agreement for Impracor that would reasonably be expected to generate cash flow for the Company.  The RSUs vest in full upon a change in control of the Company.

On July 18, 2012, the Company granted to Dr. Robert J. Kammer, in connection with his services as a consultant and advisor to the Company, 200,000 RSUs outside of the Plan, pursuant to a Stand-alone Restricted Stock Unit Agreement.  The RSUs are subject to certain performance-based vesting criteria, such that all 200,000 RSUs will vest when the Company meets the primary endpoints of its Phase 3 clinical studies for its drug candidate, Impracor.  The RSUs vest in full upon a change in control of the Company.

Effective as of July 18, 2012, our Board of Directors and stockholders approved an amendment to the Plan to increase the number of shares available for issuance under the Plan from 3,750,000 to 12,000,000 and to increase the per person limit on the maximum number of shares of the Company’s common stock that may be granted to an individual under the Plan in a calendar year.  Stockholder approval of the amendment will become effective when the Company has complied with certain notice requirements under the Exchange Act.

On July 24, 2012, the Company entered an Amended and Restated Employment Agreement with Mr. Mark L. Baum, its Chief Executive Officer (the “Amended Baum Employment Agreement”), which amends and restates in its entirety the employment agreement entered into with Mr. Baum on April 1, 2012 concurrently with his appointment as the Company’s Chief Executive Officer. Under the terms of the Amended Baum Employment Agreement, Mr. Baum will become eligible to receive certain severance benefits as set forth in such agreement, which include severance pay equal to the sum of Mr. Baum’s annual base salary and annual bonus, upon the Company’s completion of a financing resulting in aggregate cash proceeds to the Company of at least $5,000,000. Once Mr. Baum becomes eligible to receive such severance benefits, Mr. Baum would be entitled to such benefits in the event of a termination of Mr. Baum by the Company without cause (as defined in such agreement) or due to Mr. Baum’s death or disability. Mr. Baum’s base annual salary and annual bonus were not modified.

On July 24, 2012, the Company entered an Amendment to Advisory Agreement with Dr. Kammer (the “Advisory Agreement Amendment”), in order to amend certain provisions of the Advisory Agreement entered with Dr. Kammer on April 1, 2012. Pursuant to the Advisory Agreement Amendment, Dr. Kammer has agreed to not sell more than 5% of the shares of the Company’s common stock acquired as compensation under the Advisory Agreement, through the exercise of stock options or otherwise, in any monthly period without the approval of the Company’s Board of Directors.

Effective as of the close of business on July 25, 2012, Dr. Balbir Brar submitted his resignation as a director on the Board of Directors of the Company.  Dr. Brar will continue in his capacity as the President of the Company.

Effective on July 26, 2012, the Board of Directors of the Company appointed Stephen G. Austin, CPA, as a new director on the Board of the Company. Mr. Austin will serve as the chairman of the audit committee of the Board. In connection with his appointment as a director, the Board approved the issuance to Mr. Austin of an option to purchase up to 85,616 shares of the Company’s common stock under the Plan.  Such option has an exercise price of $0.90 per share, has a term of five years, and vests monthly over a period of one year commencing on January 1, 2013.  As additional compensation for his services as a director, the Company has agreed to pay Mr. Austin a quarterly cash payment of $5,000 and, as compensation for his services as the chairman of the audit committee of the Board, the Company has agreed to pay Mr. Austin a quarterly cash payment of $1,250.

The Company has performed an evaluation of events occurring subsequent to the period end through the issuance date of this report. Based on our evaluation, nothing other than the events described below need to be disclosed.

Settlement with the Holders of the Company’s 7.5% Convertible Promissory Note

As of January 25, 2012, the Board of Directors of the Company approved, and the Company entered into, separate waiver and settlement agreements with the two counter parties holding a $1,000,000, 7.5% convertible promissory note (the “Convertible Note”) issued by the Company on April 5, 2010. DermaStar had previously acquired eighty percent (80%) of the Convertible Note in a private transaction with Alexej Ladonnikov, the original purchaser of the Convertible Note. Mr. Ladonnikov is now the holder of twenty percent (20%) of the Convertible Note.

In connection with each of the waiver and settlement agreements, the holders of the Convertible Note each agreed to forever waive their rights to (i) accelerate the entire unpaid principal sum of the Convertible Note and all accrued interest pursuant to Section 1 of the Convertible Note related to the Company’s Bankruptcy petition filed June 26, 2011, (ii) Section 7 of the Senior Convertible Note Purchase Agreement dated April 5, 2010, regarding the designation and creation of the Series A Convertible Preferred Stock and (iii) certain conversion rights pursuant to Section 3 of the Convertible Note related to the change of control that resulted from the sale of the Series A Convertible Preferred Stock. In addition, pursuant to the terms of the waiver and settlement agreement by and between the Company and DermaStar (the “DermaStar Waiver Agreement”), DermaStar and the Company agreed to the mandatory conversion of the eighty percent (80%) of the principal and accrued and unpaid interest of the Convertible Note held by DermaStar, at such time as (and not until) the Company has a sufficient number of authorized common shares to effect such a conversion, into the common stock of the Company at a conversion price of $0.01667 (“DermaStar Conversion Price”). Additionally, DermaStar agreed to a mandatory conversion of an additional $56,087 in good and valid current accounts payable of the Company (“AP Conversion”) currently held by DermaStar, at such time as (and not until) the Company has a sufficient number of authorized common shares and is able to convert the Convertible Note. The AP Conversion will be made at the DermaStar Conversion Price. Directors Mr. Baum and Dr. Kammer are both affiliates of DermaStar. The DermaStar Waiver Agreement was negotiated and approved by a disinterested director unaffiliated with DermaStar. Directors Mr. Baum and Dr. Kammer abstained from voting on this matter.

Pursuant to the terms of the waiver and settlement agreement by and between the Company and Mr. Ladonnikov (the “Ladonnikov Waiver Agreement”), Mr. Ladonnikov and the Company agreed to the mandatory conversion of the twenty percent (20%) of the principal and accrued and unpaid interest of the Convertible Note held by Mr. Ladonnikov, at such time as (and not until) the Company has a sufficient number of authorized common shares to effect such a conversion, into the common stock of the Company at a conversion price of $0.015. Additionally, Mr. Ladonnikov agreed to make a one-time payment to the Company, at such time as the Convertible Note is converted into Company common stock, of $50,000.

At any time prior to the automatic conversions of the Convertible Note, the Company retains the right to pay the Convertible Note off in full. As of February 15, 2012, the balance of the Convertible Note, including principal and accrued and unpaid interest, equals approximately $1,139,932. At maturity, to the extent the number of authorized Company common shares was increased, the conversion of the Convertible Note and AP Conversion would result in the issuance of approximately 73,269,391 additional shares of the Company’s common stock. A conversion of the Convertible Note would eliminate all amounts due to DermaStar and Alexej Ladonnikov in connection with the Convertible Note.

Amendments to Articles of Incorporation

On January 25, 2012, the Board approved and submitted to the Company’s stockholders an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate Amendment”) to: (i) increases the number of authorized shares of capital stock to Four Hundred Million (400,000,000) and the number of authorized shares of Common Stock to Three Hundred Ninety-Five Million (395,000,000) (the “Share Increase”); and (ii) change the name of the Company from Transdel Pharmaceuticals, Inc. to Imprimis Pharmaceuticals, Inc. The Company’s stockholders approved the Certificate Amendment in an action by written consent on January 25, 2012. The Certificate Amendment will become effective following the Company’s compliance with certain information requirements of the SEC, which the Company expects to occur on or about February 28, 2012.

In addition, also on January 25, 2012, the Board approved and submitted to the Company’s stockholders a proposal to effect a reverse stock split of all of the outstanding shares of Common Stock (the “Reverse Stock Split”) at an exchange ratio of either one-for-six, one-for-eight, one-for-ten or one-for-20, such exchange ratio to be determined by the Board of Directors in its sole discretion at any time following stockholder approval of the Reverse Stock Split through the date twelve months following the date of such stockholder approval, which Reverse Stock Split shall preserve the existing aggregate par value of the Company’s Common Stock, such that par value shall remain $0.001 per share. In the event of a reverse stock split of any of the aforementioned ratios, no shareholder holding greater than 100 common shares prior to the reverse stock split, may hold, after such reverse stock split, less than 100 common shares. The Company’s stockholders approved the Certificate Amendment in an action by written consent on January 25, 2012. The stockholder approval will become effective following the Company’s compliance with certain information statement requirements of the SEC, which the Company expects to occur on or about February 28, 2012.  At that time, the Board will effect a one-for-eight reverse stock split.

Amendments to 2007 Incentive Stock and Awards Plan

The 2007 Incentive Stock and Awards Plan (the “Plan”) was originally approved by the Board and the stockholders of the Company on September 17, 2007 and prior to the approval of the amendments to the Plan discussed below, provided for the granting of stock options and awards to purchase up to a maximum of 3,000,000 shares of common stock (subject  to adjustment in the event of certain capital changes).  On January 25, 2012, the Board unanimously approved the below amendments to the Plan (collectively, the “Plan Amendments”) and recommended their approval to the stockholders.  The Plan currently authorizes the grant of awards to Participants with respect to a maximum of 3,000,000 shares of Common Stock, which will increase to 30,000,000 as of the effective date of the Plan Amendment.